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                    SUPPLEMENT TO THE COMMON CLASS PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE SELECT EQUITY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S COMMON CLASS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF PORTFOLIO INVESTMENTS FOUND ON PAGE 12 OF THE PROSPECTUS:

Under normal market conditions, this fund invests at least 80% of net assets, plus any borrowings for investment purposes, in U.S. equity securities.

The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders prior to any such change.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF CERTAIN INVESTMENT PRACTICES:
FOREIGN SECURITIES FOUND ON PAGE 16 OF THE PROSPECTUS:

Investment in foreign securities is limited to 20% of net assets, plus any borrowings for investment purposes.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                               WPFOC-16-0502

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                  SUPPLEMENT TO THE CLASS A, B AND C PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE SELECT EQUITY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S CLASS A, B AND C PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF PORTFOLIO INVESTMENTS FOUND ON PAGE 12 OF THE PROSPECTUS:

Under normal market conditions, this fund invests at least 80% of net assets, plus any borrowings for investment purposes, in U.S. equity securities.

The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders prior to any such change.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF CERTAIN INVESTMENT PRACTICES:
FOREIGN SECURITIES FOUND ON PAGE 16 OF THE PROSPECTUS:

Investment in foreign securities is limited to 20% of net assets, plus any borrowings for investment purposes.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                              CSFOC-16-0502
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                SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS
                    AND STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE SELECT EQUITY FUND

THE FOLLOWING INFORMATION SUPERSEDES CERTAIN INFORMATION IN THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF PORTFOLIO INVESTMENTS FOUND ON PAGE 22 OF THE PROSPECTUS:

Under normal market conditions, this fund invests at least 80% of net assets, plus any borrowings for investment purposes, in U.S. equity securities.

The fund's 80% investment policy is non-fundamental and may be changed by the Board of Directors of the fund to become effective upon at least 60 days' notice to shareholders prior to any such change.

THE FOLLOWING SUPERSEDES THE DESCRIPTION OF CERTAIN INVESTMENT PRACTICES:
FOREIGN SECURITIES FOUND ON PAGES 32 AND 33 OF THE PROSPECTUS:

Investment in foreign securities is limited to 20% of net assets, plus any borrowings for investment purposes.

OTHER CONTRARY INFORMATION IN THE PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION IS ALSO SUPERSEDED.

Dated:  May 31, 2002                                              CSISB-16-0502